CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Net sales	$ 7,537	$ 6,107	$ 23,070	$ 16,250
Finance, interest and other income	435	385	1,286	1,281
Total Revenues	7,972	6,492	24,356	17,531
Costs and Expenses
Cost of goods sold	6,235	5,178	18,835	14,706
Selling, general and administrative expenses	560	501	1,722	1,511
Research and development expenses	290	226	882	643
Restructuring expenses	22	7	32	19
Interest expense	143	161	451	512
Goodwill impairment charge	0	0	0	585
Other, net	352	1,388	650	290
Total Costs and Expenses	7,602	7,461	22,572	18,266
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	370	(969)	1,784	(735)
Income tax (expense) benefit	(79)	15	(424)	78
Equity in income of unconsolidated subsidiaries and affiliates	38	22	93	32
Net income (loss)	329	(932)	1,453	(625)
Net income attributable to noncontrolling interests	6	10	32	32
Net income (loss) attributable to CNH Industrial N.V.	$ 323	$ (942)	$ 1,421	$ (657)
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.24	$ (0.70)	$ 1.05	$ (0.49)
Diluted (in usd per share)	0.24	(0.70)	1.04	(0.49)
Cash dividends declared per common share (in usd per share)	$ 0	$ 0	$ 0.132	$ 0